9. Income Taxes (Details 2) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Allowance for loan losses	$ 1,535	$ 1,481
Accrued retirement expense	1,150	1,119
Restricted stock	217	262
Accrued bonuses	266	211
Interest income on nonaccrual loans	2	1
Total gross deferred tax assets	3,170	3,074
Deferred tax liabilities:
Deferred loan fees	343	379
Accumulated depreciation	873	610
Prepaid expenses	7	10
Other	53	5
Unrealized gain on available for sale securities	1,087	294
Total gross deferred tax liabilities	2,363	1,298
Net deferred tax asset	$ 807	$ 1,776